UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	02/28/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
February 28, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--101.3%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--2.9%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; MBIA)	5.00	10/1/22	5,000,000	5,413,550
Huntsville Health Care Authority,
Revenue (Insured; MBIA)	5.00	6/1/13	1,600,000	1,702,016
Jefferson County,
Limited Obligation School
Warrants	5.50	1/1/21	7,500,000	8,221,200
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/23	5,500,000	5,916,185
McIntosh Industrial Development
Board, Environmental
Facilities Revenue (Ciba
Specialty Chemicals Corp.
Project)	4.65	6/1/08	375,000	378,094
Alaska--4.5%
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/11	2,560,000	2,753,408
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/12	1,620,000	1,764,731
Alaska Student Loan Corp.,
Student Loan Revenue (Insured;
AMBAC)	6.00	7/1/16	6,380,000	6,787,363
Anchorage
(Insured; FGIC)	5.88	12/1/10	2,365,000 a	2,550,250
Anchorage
(Insured; FGIC)	5.88	12/1/10	1,500,000 a	1,617,495
Anchorage,
Electric Utility Revenue
(Insured; MBIA)	6.50	12/1/08	2,755,000	2,886,166
Anchorage,
Electric Utility Revenue
(Insured; MBIA)	6.50	12/1/09	2,910,000	3,123,565
Anchorage,
GO (Schools) (Insured; FGIC)	5.25	9/1/18	2,000,000	2,168,820
Anchorage,
LR, Correctional Facility
(Insured; FSA)	5.88	2/1/10	3,175,000 a	3,371,469
Northern Tobacco Securitization
Corp., Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/10	4,745,000 a	5,077,530
Northern Tobacco Securitization
Corp., Tobacco Settlement

Asset-Backed Bonds	6.20	6/1/10	1,920,000 a	2,017,920
California--8.0%
ABAG Finance Authority for
Nonprofit Corp., Revenue (San
Diego Hospital Association)	5.13	3/1/18	1,000,000	1,059,080
Arcadia Unified School District,
GO (Insured; FSA)	0.00	8/1/20	1,635,000	901,670
Bay Area Infrastructure Financing
Authority, State Payment
Acceleration Notes (Insured;
XLCA)	5.00	8/1/17	3,000,000	3,210,510
California,
GO	5.00	8/1/22	5,000,000	5,360,050
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	11/15/19	1,500,000	1,589,535
California Housing Finance Agency,
Home Mortgage Revenue	4.55	8/1/21	5,000,000	5,071,300
California Infrastructure and
Economic Development Bank, Bay
Area Toll Bridges Seismic
Retrofit Revenue (First Lien)
(Insured; FSA)	5.25	7/1/13	3,300,000 a	3,618,846
California Pollution Control
Financing Authority, SWDR
(Republic Services, Inc.
Project)	5.25	12/1/17	4,000,000	4,285,080
California State Public Works
Board, LR (Department of
Mental Health-Coalinga State
Hospital)	5.50	6/1/18	3,000,000	3,336,960
California Statewide Communities
Development Authority, MFHR
(Equity Residential/Skylark
Apartments)	5.20	6/15/09	3,000,000	3,089,040
California Statewide Communities
Development Authority, Revenue
(Huntington Memorial Hospital)	5.00	7/1/17	2,895,000	3,103,787
Elsinore Valley Municipal Water
District, COP (Insured; FGIC)	5.38	7/1/16	3,295,000	3,724,602
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	7.00	1/1/08	5,000,000	5,143,350
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/08	6,950,000 a	7,132,229
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/19	2,000,000	2,058,120
Los Angeles County Public Works

Financing Authority, Revenue
(Regional Park and Open Space
District)	5.00	10/1/19	1,915,000	1,947,823
Sacramento County Sanitation
District Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)
(Insured; FGIC)	5.25	12/1/23	3,125,000 b	3,633,969
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corp.)	4.75	6/1/25	2,500,000	2,511,250
Colorado--.7%
El Paso County School District
(Number 11 Colorado Springs)	6.25	12/1/09	1,000,000	1,067,300
El Paso County School District
(Number 11 Colorado Springs)	6.50	12/1/10	2,000,000	2,197,620
El Paso County School District
(Number 11 Colorado Springs)	6.50	12/1/11	2,040,000	2,290,757
Connecticut--.1%
Mashantucket Western Pequot Tribe,
Special Revenue	5.60	9/1/09	1,000,000 c	1,025,900
District of Columbia--1.2%
District of Columbia
(Insured; MBIA)	6.00	6/1/12	3,280,000	3,631,485
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/21	2,545,000	2,759,722
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/22	2,660,000	2,882,216
Florida--4.1%
Collier County,
Gas Tax Revenue (Insured;
AMBAC)	5.25	6/1/19	2,190,000	2,367,171
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/12	5,000,000	5,308,450
Hillsborough County Industrial
Development Authority, PCR
(Tampa Electric Co. Project)	5.10	10/1/13	5,000,000	5,234,450
Lee County Industrial Development
Authority, Healthcare
Facilities Revenue (Cypress
Cove at Healthpark Florida,
Inc. Project)	4.75	10/1/08	1,155,000	1,156,166
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.00	8/1/15	5,000,000	5,362,650
Miami-Dade County School Board,
COP (Master Lease Purchase

Agreement) (Insured; FGIC)	5.25	10/1/17	5,000,000	5,453,400
Palm Beach County School Board,
COP (Insured; AMBAC)	5.38	8/1/14	4,000,000	4,413,120
Polk County,
Utility System Revenue
(Insured; FGIC)	5.25	10/1/18	2,000,000	2,170,660
Georgia--3.0%
Athens Housing Authority,
Student Housing LR (UGAREF
East Campus Housing, LLC
Project) (Insured; AMBAC)	5.25	12/1/15	2,560,000	2,749,798
Athens Housing Authority,
Student Housing LR (UGAREF
East Campus Housing, LLC
Project) (Insured; AMBAC)	5.25	12/1/16	2,700,000	2,895,858
Atlanta,
Water and Wastewater Revenue
(Insured; FSA)	5.25	11/1/15	5,000,000	5,495,200
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	6.00	9/1/10	1,275,000	1,356,536
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	5.25	9/1/19	1,710,000	1,837,104
Municipal Electric Authority of
Georgia (Combustion Turbine
Project) (Insured; MBIA)	5.25	11/1/12	2,735,000	2,953,691
Municipal Electric Authority of
Georgia (Combustion Turbine
Project) (Insured; MBIA)	5.25	11/1/16	5,000,000	5,372,000
Hawaii--.4%
Kuakini Health System,
Special Purpose Revenue	5.50	7/1/12	2,575,000	2,726,590
Illinois--3.8%
Chicago Housing Authority,
Revenue (Capital Program)	5.00	7/1/09	2,500,000	2,570,725
Chicago Housing Authority,
Revenue (Capital Program)	5.25	7/1/10	2,420,000	2,534,829
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; CIFG)	5.50	1/1/15	6,450,000	7,106,868
Chicago O'Hare International
Airport, Second Lien Passenger
Facility Charge Revenue
(Insured; AMBAC)	5.25	1/1/10	3,095,000	3,207,875
Chicago Park District,

GO Limited Tax Park (Insured;
FGIC)	5.50	7/1/11	4,005,000 a	4,300,649
Chicago Park District,
GO Limited Tax Park (Insured;
FGIC)	5.50	1/1/20	1,300,000	1,388,426
Illinois Health Facilities
Authority, Revenue (The
Passavant Memorial Area
Hospital Association Project)	5.65	10/1/10	4,850,000 a	5,206,863
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
MBIA)	0/5.55	6/15/21	2,500,000 d	2,143,225
Indiana--.9%
Indianapolis Local Public
Improvement Bond Bank
(Insured; FSA)	6.50	1/1/11	6,415,000	7,053,549
Kansas--1.9%
Wyandotte County/Kansas City
Unified Government, Tax-Exempt
Sales Tax Special Obligation
Revenue (Redevelopment Project
Area B)	4.75	12/1/16	3,800,000	3,929,086
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/18	9,130,000	10,575,005
Kentucky--.6%
Ashland,
PCR (Ashland Inc. Project)	5.70	11/1/09	4,000,000	4,203,320
Louisiana--.3%
Morehouse Parish,
PCR (International Paper Co.
Project)	5.25	11/15/13	2,000,000	2,121,020
Maine--.6%
Maine Housing Authority,
Mortgage Purchase	4.75	11/15/21	4,100,000	4,204,181
Massachusetts--2.4%
Massachusetts,
Consolidated Loan	5.00	12/1/10	3,000,000	3,141,390
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/19	2,500,000	2,842,450
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.35	12/1/10	3,000,000	3,126,480
Massachusetts Water Resource
Authority, General Revenue
(Insured; MBIA)	5.25	8/1/19	8,420,000	9,461,807
Michigan--4.5%
Detroit,
Water Supply System Revenue

(Insured; FSA)	5.00	7/1/22	5,000,000	5,404,500
Detroit Local Development Finance
Authority, Tax Increment
Revenue	5.20	5/1/10	5,745,000	5,840,252
Greater Detroit Resource Recovery
Authority, RRR (Insured; AMBAC)	6.25	12/13/08	7,755,000	8,096,297
Michigan Building Authority,
Revenue (State Police
Communications System)	5.25	10/1/13	1,945,000	2,116,880
Michigan Hospital Finance
Authority, Revenue (Oakwood
Obligation Group)	5.50	11/1/11	3,500,000	3,722,390
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group)	5.25	11/15/11	2,500,000	2,640,600
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group)	5.75	11/15/16	3,250,000	3,507,270
Michigan Municipal Bond Authority,
Revenue (Drinking Water
Revolving Fund)	5.25	10/1/09	2,370,000 a	2,465,558
Minnesota--1.3%
Lakeville Independent School
District Number 194, GO
(Insured; FSA)	5.00	2/1/18	5,000,000	5,322,350
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.00	11/15/17	3,000,000	3,089,070
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,000,000	1,100,950
Mississippi--1.0%
Mississippi Development Bank,
Special Obligation Revenue
(Madison County Highway
Construction Project)
(Insured; FGIC)	5.00	1/1/22	5,000,000	5,392,350
Walnut Grove Correctional
Authority, COP (Insured; AMBAC)	5.50	11/1/07	1,855,000	1,878,132
Missouri--.8%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	6.00	6/1/20	3,160,000	3,673,595
Saint Louis,
Airport Revenue (Airport
Development Program) (Insured;
MBIA)	5.63	7/1/11	2,500,000 a	2,696,975
Nevada--1.4%
Director of the State of Nevada

Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000	5,576,650
Washoe County,
Water Facility Revenue (Sierra
Pacific Power Co. Project)	5.00	7/1/09	5,000,000	5,052,850
New Hampshire--.6%
New Hampshire Higher Educational
and Health Facilities
Authority, HR (The Cheshire
Medical Center Issue)	5.13	7/1/18	4,125,000	4,211,419
New Jersey--4.0%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000	3,174,870
Casino Reinvestment Development
Authority, Revenue (Insured;
MBIA)	5.25	6/1/19	5,000,000	5,509,850
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/15	3,300,000	3,560,931
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/16	1,000,000	1,095,590
New Jersey Educational Facilities
Authority, Revenue (Rider
University Issue) (Insured;
Radian)	5.00	7/1/10	1,880,000	1,939,051
New Jersey Educational Facilities
Authority, Revenue (Rider
University Issue) (Insured;
Radian)	5.00	7/1/11	1,970,000	2,048,091
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	3,425,000	3,668,826
New Jersey Turnpike Authority,
Revenue (Insured; MBIA)	5.63	1/1/10	3,910,000 a	4,122,391
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	5,000,000	4,928,800
New Mexico--.6%
Jicarilla,
Apache Nation Revenue	5.00	9/1/11	1,500,000	1,542,915
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	2,905,000	3,013,356
New York--7.7%
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA)	5.80	9/1/15	3,000,000 e	2,997,780

New York City	5.00	4/1/20	2,500,000	2,675,750
New York City	5.00	4/1/22	5,110,000	5,458,246
New York City
(Insured; FSA)	5.00	6/1/16	3,395,000	3,693,047
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.13	8/1/11	2,000,000	2,132,460
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	3,500,000	4,130,840
New York State Dormitory
Authority, FHA-Insured
Mortgage HR (The Long Island
College Hospital)	6.00	8/15/15	5,005,000	5,504,749
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.50	5/15/10	2,000,000	2,107,720
New York State Local Government
Assistance Corporation	5.25	4/1/16	3,425,000	3,777,604
New York State Local Government
Assistance Corporation
(Insured; FSA)	5.25	4/1/16	2,200,000	2,436,610
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Revenue	5.50	4/1/12	3,950,000	4,279,943
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Revenue
(Insured; XLCA)	5.50	4/1/13	5,000,000	5,409,200
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund (Insured;
AMBAC)	6.97	4/1/18	5,000,000 c,f	5,441,100
New York State Urban Development
Corp., Corporate Purpose
Subordinate Lien	5.13	7/1/19	2,000,000	2,151,700
New York State Urban Development
Corp., State Personal Income
Tax Revenue (State Facilities
and Equipment)	5.25	3/15/11	1,565,000	1,657,491
Tobacco Settlement Financing Corp.
of New York, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.50	6/1/18	4,000,000	4,322,080
North Carolina--5.2%
North Carolina Eastern Municipal
Power Agency, Power System

Revenue	5.13	1/1/14	3,000,000	3,180,510
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/21	1,200,000	1,334,388
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; AMBAC)	5.00	1/1/20	5,000,000	5,405,800
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; AMBAC)	5.25	1/1/20	5,000,000	5,518,150
North Carolina Medical Care
Commission, FHA Insured
Mortgage Revenue (Morehead
Memorial Hospital Project)
(Insured; FSA)	5.00	11/1/20	5,000,000	5,340,050
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	4.75	10/1/13	1,000,000	1,017,970
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000	1,294,300
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured; FSA)	5.25	1/1/16	2,540,000	2,731,186
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured; FSA)	5.25	1/1/17	10,000,000	10,725,600
Raleigh Durham Airport Authority,
Airport Revenue (Insured; FGIC)	5.25	11/1/12	2,365,000	2,528,138
Ohio--1.4%
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/17	5,000,000	5,584,600
Knox County,
Hospital Facilities Revenue
(Knox Community Hospital)
(Insured; Radian)	5.00	6/1/12	1,500,000	1,551,135
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
CIFG)	5.25	5/1/20	3,230,000	3,559,525
Oregon--1.8%
Gilliam County,
SWDR	4.15	5/1/09	3,400,000	3,386,638
Tri-County Metropolitan
Transportation District,
Payroll Tax and Grant Receipt

Revenue (Insured; MBIA)	4.00	5/1/14	4,000,000	4,021,760
Washington County Unified Sewerage
Agency, Senior Lien Sewer
Revenue (Insured; FGIC)	5.75	10/1/12	5,670,000	6,268,639
Pennsylvania--5.3%
Allegheny County,
Airport Revenue (Pittsburgh
International Airport)
(Insured; MBIA)	5.75	1/1/11	5,000,000	5,330,450
Allegheny County Industrial
Development Authority, PCR
(Duquesne Light Company
Project) (Insured; AMBAC)	4.05	9/1/11	2,000,000	2,032,560
Delaware River Joint Toll Bridge
Commission, Bridge Revenue	5.25	7/1/13	2,500,000	2,701,725
Delaware Valley Regional Finance
Authority, Local Government
Revenue	5.75	7/1/17	6,830,000	7,861,945
Erie County Industrial Development
Authority, EIR (International
Paper Co. Project)	5.25	9/1/10	2,100,000	2,166,045
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital)
(Insured; AMBAC)	6.10	6/1/12	5,000,000	5,542,350
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.25	1/15/15	3,660,000	4,007,993
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/13	5,535,000	5,973,372
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.00	12/1/12	2,000,000	2,179,100
State Public School Building
Authority, School LR (Colonial
Intermediate Unit Number 20)
(Insured; FGIC)	5.25	5/15/19	2,175,000	2,392,543
Rhode Island--1.0%
Rhode Island Health and
Educational Building Corp.,
Health Facilities Revenue
(Saint Antoine Residence
Issue) (LOC; Allied Irish Bank)	5.50	11/15/09	2,095,000	2,150,874
Rhode Island Health and
Educational Building Corp.,
Hospital Financing Revenue
(Lifespan Obligation Group
Issue) (Insured; MBIA)	5.75	5/15/08	560,000	573,507
Rhode Island Health and
Educational Building Corp.,
Revenue (Roger Williams
University) (Insured; Radian)	5.00	11/15/21	1,360,000	1,427,456

Rhode Island Student Loan
Authority, Student Loan
Program Revenue (Insured;
AMBAC)	4.80	12/1/21	3,600,000	3,733,272
South Carolina--3.5%
Anderson County,
IDR (Federal Paper Board
Company, Inc. Project)	4.75	8/1/10	4,520,000	4,556,883
Berkeley County School District,
Installment Purchase Revenue
(Securing Assets for Education)	5.25	12/1/21	9,395,000	9,986,603
Charleston Educational Excellence
Financing Corp., Installment
Purchase Revenue (Charleston
County School District, South
Carolina Project)	5.25	12/1/21	5,000,000	5,440,300
Dorchester County School District
Number 2, Installment Purchase
Revenue (Growth Remedy
Opportunity Without Tax Hike)	5.25	12/1/21	5,000,000	5,368,200
Hilton Head Island Public
Facilities Corp., COP
(Insured; AMBAC)	5.00	3/1/13	1,065,000	1,135,727
Tennessee--2.9%
Johnson City Health and
Educational Facility Board, HR
(Medical Center Hospital
Improvement) (Insured; MBIA)	5.13	7/1/11	6,720,000	6,956,342
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.25	9/1/18	10,000,000	11,158,500
Tennessee Housing Development
Agency (Homeownership Program)	5.20	7/1/10	1,815,000	1,873,207
Tennessee Housing Development
Agency (Homeownership Program)	5.30	7/1/11	2,140,000	2,210,342
Texas--10.8%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(Federal Express Corp. Project)	6.55	4/1/21	8,870,000 c,f	9,100,531
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/17	1,935,000	2,109,750
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/18	1,125,000	1,222,920
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/20	1,555,000	1,691,622
Bexar County,
Revenue (Venue Project)
(Insured; MBIA)	5.75	8/15/13	5,000,000	5,318,600
Brazos River Authority,

PCR (TXU Electric Company
Project)	5.75	11/1/11	2,020,000	2,085,711
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement Corp.,
Revenue (Bombardier Inc.)	6.15	1/1/16	4,000,000	4,041,440
Cypress-Fairbanks Independent
School District, Tax
Schoolhouse (Permanent School
Fund Guaranteed)	6.75	2/15/10	1,700,000 a	1,847,492
Deer Park Independent School
District, Limited Tax School
Building Bonds (Permanent
School Fund Guaranteed)	5.25	2/15/21	2,235,000 b	2,488,941
Gulf Coast Waste Disposal
Authority, Bayport Area System
Revenue (Insured; AMBAC)	5.00	10/1/14	2,065,000	2,229,849
Harris County Health Facilities
Development Corp., HR
(Memorial Hermann Hospital
System) (Insured; FSA)	5.50	6/1/12	8,295,000	8,951,466
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	6.75	7/1/21	5,000,000	5,400,750
Houston,
Combined Utility System, First
Lien Revenue (Insured; FSA)	5.25	11/15/17	5,000,000	5,622,600
Houston,
Combined Utility System, First
Lien Revenue (Insured; MBIA)	5.25	5/15/12	2,750,000	2,949,595
Lewisville,
Combination Tax and Revenue
Certificates of Obligation
(Insured; MBIA)	5.25	2/15/20	1,230,000	1,331,955
Lower Colorado River Authority,
Transmission Contract Revenue
(LCRA Transmission Services
Corp. Project) (Insured; FGIC)	5.00	5/15/20	4,200,000	4,378,500
Port of Corpus Christi Industrial
Development Corp., Revenue
(Valero Refining and Marketing
Company Project)	5.13	4/1/09	2,250,000	2,330,505
Port of Corpus Christi Industrial
Development Corp., Revenue
(Valero Refining and Marketing
Company Project)	5.40	4/1/18	1,500,000	1,544,070
Tarrant County Health Facilities
Development Corporation,
Health Resources System

Revenue (Insured; MBIA)	5.75	2/15/14	5,000,000	5,569,900
Tarrant County Health Facilities
Development Corporation,
Health System Revenue (Harris
Methodist Health System)	6.00	9/1/10	7,725,000	8,157,445
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue	5.00	12/15/17	4,000,000 c,f	4,035,000
Texas Municipal Power Agency,
Revenue (Insured; AMBAC)	0.00	9/1/09	170,000	154,834
Utah--2.0%
Jordanelle Special Service
District (Special Assessment
Improvement District)	8.00	10/1/11	3,865,000	3,979,752
Orem,
Sales Tax Revenue (Insured;
AMBAC)	5.00	4/15/18	3,325,000	3,513,228
Utah Building Ownership Authority,
LR (State Facilities Master
Lease Program)	5.00	5/15/17	2,950,000	3,155,615
Utah County,
EIR (USX Corp. Project)	5.05	11/1/11	4,480,000	4,746,381
Virginia--2.5%
Arlington County Industrial
Development Authority, RRR
(Ogden Martin System of
Alexandria/Arlington Inc.
Project) (Insured; FSA)	5.38	1/1/12	2,530,000	2,595,173
Greater Richmond Convention Center
Authority, Hotel Tax Revenue
(Convention Center Expansion
Project)	6.00	6/15/10	2,000,000 a	2,162,060
Henrico County Economic
Development Authority,
Residential Care Facility
Mortgage Revenue (Westminster
Canterbury of Richmond)	5.00	10/1/21	1,000,000	1,040,540
Peninsula Ports Authority,
Revenue (Port Facility-CSX
Transportation Project)	6.00	12/15/12	4,150,000	4,502,750
Tobacco Settlement Financing Corp.
of Virginia, Tobacco
Settlement Asset-Backed Bonds	4.00	6/1/13	5,605,000	5,597,041
Tobacco Settlement Financing Corp.
of Virginia, Tobacco
Settlement Asset-Backed Bonds	5.25	6/1/19	3,000,000	3,152,490
Washington--5.2%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000	5,396,400
Franklin County,
GO (Pasco School District

Number 1) (Insured; FSA)	5.25	12/1/19	5,000,000	5,395,800
Goat Hill Properties,
LR (Government Office Building
Project) (Insured; MBIA)	5.25	12/1/20	2,710,000	2,949,889
Port of Seattle,
Limited Tax GO (Insured; FSA)	5.00	11/1/16	5,000,000	5,299,700
Seattle,
Municipal Light and Power
Improvements Revenue (Insured;
FSA)	5.25	3/1/10	50,000	52,281
Seattle,
Municipal Light and Power
Improvements Revenue (Insured;
FSA)	6.72	3/1/10	13,000,000 c,f	13,593,125
Washington	5.75	10/1/12	20,000	21,456
Washington	5.75	10/1/12	2,305,000	2,457,084
Washington,
Various Purpose GO	5.50	7/1/09	2,000,000 a	2,083,360
Washington Housing Finance
Commission (Single Family
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.75	12/1/37	2,000,000	2,138,360
West Virginia--.4%
West Virginia Economic Development
Authority, LR (Department of
Environmental Protection)	5.50	11/1/22	2,895,000	3,191,506
Wisconsin--.5%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Medical Group, Inc.
Project) (Insured; FSA)	6.00	11/15/11	3,500,000	3,831,590
U.S. Related--1.5%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,500,000	2,671,325
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	5,000,000 a	5,342,650
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,300,000 a	3,526,149
Total Long-Term Municipal Investments
(cost $750,489,094)				768,088,500

Short-Term Municipal	Coupon	Maturity	Principal
Investments--.5%	Rate (%)	Date	Amount ($)	Value ($)

Idaho--.3%
Idaho Health Facilities Authority,
Revenue (Saint Lukes Regional
Medical Center Project)
(Insured; FSA and Liquidity
Facility; Bank of Montreal)	3.62	3/1/07	2,600,000 g	2,600,000
Vermont--.2%

Vermont Educational and Health
Buildings Financing Agency, HR
(Gifford Medical Center
Project) (LOC; Key Bank)	3.64	3/1/07	1,530,000 g	1,530,000
Total Short-Term Municipal Investments
(cost $4,130,000)				4,130,000
Total Investments (cost $754,619,094)			101.8%	772,218,500
Liabilities, Less Cash and Receivables			(1.8%)	(13,666,356)
Net Assets			100.0%	758,552,144

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Purchased on a delayed delivery basis.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities amounted to $33,195,656 or 4.4% of net assets.
d	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e	Variable rate security--interest rate subject to periodic change.
f	Collateral for floating rate borrowings.
g	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue

LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 25, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)